The New America High Income Fund, Inc.
September 30, 2020 (Unaudited)
Portfolio of Investments
(Dollar Amounts in Thousands)

Principal		Value
Amount/Units		(See Notes)
CORPORATE DEBT SECURITIES - 120.92% (d)(f)
Aerospace & Defense - 1.56%
485	F-Brasile S.p.A., Senior Notes, 7.375%, 08/15/26 (g)	404
175	Moog, Inc., Senior Notes, 4.25%, 12/15/27 (g)	179
1,830	Transdigm Holdings UK, plc, Senior Notes, 6.25%, 03/15/26 (g)	1,912
115	Transdigm Holdings UK, plc, Senior Notes, 7.50, 03/15/27	119
730	Transdigm Holdings UK, plc, Senior Notes, 8%, 12/15/25 (g)	792
		3,406
Airlines - 2.03%
695	Air Canada, Senior Notes, 7.75%, 04/15/21 (g)	697
39	American Airlines Group, Senior Notes, 5.625%, 07/15/22 (g)	35
135	Delta Airlines, Senior Notes, 4.50%, 10/20/25 (g)	139
495	Delta Airlines, Senior Notes, 4.75%, 10/20/28 (g)	514
550	Delta Airlines, Senior Notes, 7%, 05/01/25 (g)	605
725	Delta Airlines, Senior Notes, 7.375%,01/15/26	759
760	Mileage Plus Holdings, LLC, Senior Notes, 6.50%, 06/20/27 (g)	790
320	United Airlines Holdings, Inc., Senior Notes, 4.25%,10/01/22	294
345	United Airlines Holdings, Inc., Senior Notes, 5%,02/01/24	303
305	United Airlines Holdings, Inc., Senior Notes, 6%,12/01/20	306
		4,442
Automotive - 5.64%
810	Adient Global Holdings, Senior Notes, 4.875%, 08/15/26 (g)	772
655	Adient US, LLC, Senior Notes, 9%, 04/15/25 (g)	721
85	Clarios Global LP, Senior Secured Notes, 6.25%, 05/15/26 (g)	89
3,215	Clarios Global LP, Senior Notes, 8.50%, 05/15/27 (g)	3,336
50	Dana Financing Luxembourg Sarl, Senior Notes, 5.75%, 04/15/25 (g)	51
455	Dana Inc., Senior Notes, 5.625%,06/15/28	470
700	Ford Motor Company, Senior Notes, 8.50%,04/21/23	763

1,000	Ford Motor Company, Senior Notes, 9%,04/22/25	1,146
1,006	Ford Motor Credit Company, LLC, Senior Notes, 5.75%,02/01/21	1,013
265	Goodyear Tire and Rubber Company, Senior Notes, 9.50%,05/31/25	288
245	Group One Automotive, Inc, Senior Notes, 4%, 08/15/28 (g)	241
435	Meritor, Inc., Senior Notes, 6.25%, 06/01/25 (g)	456
590	Navistar International Corporation, Senior Notes, 9.50%, 05/01/25 (g)	662
100	Tenneco Inc., Senior Notes, 5%, 07/15/24 (EUR)	109
335	Tenneco Inc., Senior Notes, 5%,07/15/26	248
285	Tenneco Inc., Senior Notes, 5.375%,12/15/24	223
1,675	Tesla Inc., Senior Notes, 5.30%, 08/15/25 (g)	1,736
		12,324
Broadcasting - 5.61%
675	Clear Channel Outdoor Holdings, Inc., Senior Notes, 5.125%, 08/15/27 (g)	647
1,392	Clear Channel Worldwide Holdings, Inc., Senior Subordinated Notes, 9.25%, 02/15/24	1,343
545	Diamond Sports Group, LLC, Senior Notes, 5.375%, 08/15/26 (g)	386
470	Diamond Sports Group, LLC, Senior Notes,6.625%, 08/15/27 (g)	244
34	iHeart Communications, Inc., Senior Notes, 6.375%,05/01/26	36
2,674	iHeart Communications, Inc., Senior Notes, 8.375%,05/01/27	2,634
800	Lionsgate Capital Holdings LLC, Senior Notes, 6.375%, 02/01/24 (g)	792
1,635	MDC Partners, Inc., Senior Notes, 6.50%, 05/01/24 (g)	1,496
355	Nexstar Broadcasting, Inc., Senior Notes, 4.75%, 11/01/28 (g)	362
450	Nielsn Finance LLC, Senior Notes, 5.625%, 10/01/28 (g)	461
65	Outfront Media Capital, LLC, Senior Notes, 5%, 08/15/27 (g)	63
560	Sirius XM Radio, Inc., Senior Notes, 4.625%, 07/15/24 (g)	578
620	Sirius XM Radio, Inc., Senior Notes, 5%, 08/01/27 (g)	647
290	Tegna, Inc., Senior Notes, 4.75%, 03/15/26 (g)	296
760	Terrier Media Buyer, Inc., Senior Notes, 8.875%, 12/15/27 (g)	764
700	Townsquare Media, Inc., Senior Notes, 6.50%, 04/01/23 (g)	641
580	Univision Communications, Inc., Senior Notes, 6.625%, 06/01/27 (g)	566
280	Univision Communications, Inc., Senior Notes, 9.50%, 05/01/25 (g)	300
		12,256
Building & Real Estate - 1.02%
755	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes, 6.75%, 05/15/28 (g)	783

450	Howard Hughes Corporation, Senior Notes, 5.375%, 08/01/28 (g)	447
150	Realogy Group LLC, Senior Notes, 7.625%, 06/15/25 (g)	156
425	Taylor Morrison Communities, Inc., Senior Notes, 5.875%, 04/15/23 (g)	448
225	Taylor Morrison Communities, Inc., Senior Notes, 5.125%, 08/01/30 (g)	241
160	Weekley Homes LLC, Senior Notes,4.875%, 09/15/28 (g)	162
		2,237
Building Products - 1.59%
680	ABC Supply Company, Inc., Senior Notes, 5.875%, 05/15/26 (g)	704
95	Boise Cascade Company, Senior Notes, 4.875%, 07/01/30 (g)	102
445	Forterra Finance LLC, Senior Notes, 6.50%, 07/15/25 (g)	469
295	New Enterprise Stone and Lime Company, Inc., Senior Notes, 6.25%, 03/15/26 (g)	303
470	PGT Innovations, Inc., Senior Notes, 6.75%, 08/01/26 (g)	501
290	Specialty Building Products Holdings, LLC, Senior Note, 6.375%, 09/30/26 (g)	294
290	Summit Materials LLC, Senior Notes, 5.125%, 06/01/25 (g)	294
120	Summit Materials LLC, Senior Notes, 5.25%, 01/15/29 (g)	125
640	Summit Materials LLC, Senior Notes, 6.50%, 03/15/27 (g)	678
		3,470
Cable Operators - 12.99%
1,600	Altice Financing S.A., Senior Notes, 7.50%, 05/15/26 (g)	1,692
1,400	Altice France S.A., Senior Notes, 7.375%, 05/01/26 (g)	1,463
605	Altice France S.A., Senior Notes, 8.125%, 02/01/27 (g)	659
1,550	Altice France Holding S.A., Senior Notes, 6%, 02/15/28 (g)	1,471
1,120	Altice France Holding S.A., Senior Notes, 10.50%, 05/15/27 (g)	1,239
475	C&W Senior Financing Designated Activity, Senior Notes, 6.875%, 09/15/27 (g)	492
200	Cablevision Lightpath LLC, Senior Notes, 5.625%, 09/15/28 (g)	203
120	CCO Holdings, LLC, Senior Notes, 4.25%, 02/01/31 (g)	124
845	CCO Holdings, LLC, Senior Notes, 4.50%, 05/01/32 (g)	881
2,260	CCO Holdings, LLC, Senior Notes, 5.00%, 02/01/28 (g)	2,376
1,658	CCO Holdings, LLC, Senior Notes, 5.125%, 05/01/27 (g)	1,741
660	CCO Holdings, LLC, Senior Notes, 5.375%, 06/01/29 (g)	715
1,130	CCO Holdings, LLC, Senior Notes, 5.50%, 05/01/26 (g)	1,175

1,410	CSC Holdings, LLC, Senior Notes, 6.50%, 02/01/29 (g)	1,565
550	CSC Holdings, LLC, Senior Notes, 4.625%, 12/01/30 (g)	551
895	CSC Holdings, LLC, Senior Notes, 7.50%, 04/01/28 (g)	987
225	Dish DBS Corporation, Senior Notes,5.875%,11/15/24	231
665	Dish DBS Corporation, Senior Notes, 7.375%,07/01/28	685
810	Dish DBS Corporation, Senior Notes, 7.75%,07/01/26	887
390	GCI LLC, Senior Notes, 4.75%, 10/15/28 (g)	396
225	LCPR Senior Secured Notes, 6.75%, 10/15/27 (g)	234
770	Netflix, Inc., Senior Notes, 5.375%, 11/15/29 (g)	901
1,555	Netflix, Inc., Senior Notes, 5.875%,11/15/28	1,847
2,625	Netflix, Inc., Senior Notes, 6.375%,05/15/29	3,239
570	Radiate Holdco LLC, Senior Notes, 6.50%, 09/15/28 (g)	584
355	Videotron Ltee, Senior Notes, 5.125%, 04/15/27 (g)	374
490	Virgin Media Secured Finance, Plc, Senior Notes, 5.50%, 08/15/26 (g)	510
270	VTR Finance B.V., Senior Notes, 6.375%, 07/15/28 (g)	285
845	Ziggo Bond Finance B.V., Senior Notes, 6%, 01/15/27 (g)	868
		28,375
Chemicals - 2.35%
366	Compass Minerals International, Inc., Senior Notes, 6.75%, 12/01/27 (g)	395
1,440	CVR Partners, L.P., Senior Notes, 9.25%, 06/15/23 (g)	1,332
250	Diamond (BC) B.V., Senior Notes, 5.625%, 08/15/25 (EUR)	286
200	Kraton Polymers LLC, Senior Notes, 5.25%, 05/15/26 (g)(EUR)	236
560	Kraton Polymers LLC, Senior Notes, 7%, 04/15/25 (g)	571
480	Methanex Corporation, Senior Notes, 5.125%,10/15/27	478
280	Methanex Corporation, Senior Notes, 5.25%,12/15/29	277
410	Methanex Corporation, Senior Notes, 5.65%,12/01/44	367
630	Neon Holdings, inc., Senior Notes, 10.125%, 04/01/26 (g)	665
520	Univar Solutions USA, Senior Notes, 5.125%, 12/01/27 (g)	530
		5,137
Consumer Products - 1.60%
605	Avon International, Operating Company, Senior Notes, 7.875%, 08/15/22 (g)	611

105	CD&R Smokey Buyer, Inc., Senior Notes, 6.75%, 07/15/25 (g)	111
280	Edgewell Personal Care Company, Senior Notes, 5.50%, 06/01/28 (g)	293
235	Energizer Holdings, Inc., Senior Notes, 7.75%, 01/15/27 (g)	256
125	LTF Merger Sub, Inc., Senior Notes, 8.50%, 06/15/23 (g)	120
325	Mattel Inc., Senior Notes, 5.875%, 12/15/27 (g)	349
950	Prestige Brands, Inc., Senior Notes, 6.375%, 03/01/24 (g)	977
775	Tempur Sealy International, Inc., Senior Notes, 5.625%,10/15/23	787
		3,504
Container - 1.99%
400	Ardagh Packaging Finance plc, Senior Notes, 5.25%, 04/30/25 (g)	418
500	Ardagh Packaging Finance plc, Senior Notes, 6%, 02/15/25 (g)	518
100	Crown Cork and Seal Company, Inc., Senior Notes, 7.375%,12/15/26	119
145	Intelligent Packaging Limited Finco, Inc., Senior Notes, 6%, 09/15/28 (g)	147
222	Kleopatra Holdings 1 S.C.A., Senior Notes, 9.25%, 06/30/23 (j)(EUR)	231
1,240	Mauser Packaging Solutions, Senior Notes, 7.25%, 04/15/25 (g)	1,167
325	Pactiv Corporation, Senior Notes, 7.95%,12/15/25	358
102	Pactiv Corporation, Senior Notes, 8.375%,04/15/27	112
1,200	Trivium Packaging Finance B.V., Senior Notes, 8.50%, 08/15/27 (g)	1,277
		4,347
Energy - 12.84%
24	Antero Resources Corporation, Senior Notes, 5.125%,12/01/22	20
265	Apache Corporation, Senior Notes, 4.625%,11/15/25	252
420	Apache Corporation, Senior Notes, 4.875%,11/15/27	397
757	Berry Petroleum Company, LLC, Senior Notes, 7%, 02/15/26 (g)	589
525	Cheniere Corpus Christi Holdings, LLC, Senior Notes, 5.875%,03/31/25	598
220	Cheniere Corpus Christi Holdings, LLC, Senior Notes, 7%,06/30/24	253
275	Cheniere Energy Partners, L.P., Senior Notes, 5.625%,10/01/26	286
900	Citgo Holding, Inc., Senior Notes, 9.25%, 08/01/24 (g)	855
590	Comstock Resources, Inc., Senior Notes, 9.75%,08/15/26	605
530	Continental Resources, Inc., Senior Notes, 4.375%,01/15/28	457
955	Continental Resources, Inc., Senior Notes, 4.50%,04/15/23	910
720	Continental Resources, Inc., Senior Notes, 4.90%,06/01/44	544

510	Continental Resources, Inc., Senior Notes, 5%, 09/15/22	505
230	CrownRock , L.P., Senior Notes, 5.625%, 10/15/25 (g)	216
24	CSI Compressco LP, Senior Notes, 7.50%, 04/01/25 (g)	21
76	CSI Compressco LP, Senior Notes, 10%, 04/01/26 (g)	58
795	DCP Midstream, LLC, Senior Notes, 6.75%, 09/15/37 (g)	755
540	DCP Midstream, LLC, Senior Notes, 7.375%, (h)	354
470	DCP Midstream, LLC, Senior Notes,8.125%, 08/16/30	526
598	Endeavor Energy Resources, L.P., Senior Notes. 5.75%, 01/30/28 (g)	599
110	Endeavor Energy Resources, L.P., Senior Notes. 6.625%, 07/15/25 (g)	113
815	EQT Corporation, Senior Notes, 7%, 02/01/30	962
1,090	Exterran NRG Solutions, Senior Notes, 8.125%, 05/01/25	948
115	Hess Corporation, Senior Notes, 7.30%, 08/15/31	139
60	Hess Corporation, Senior Notes, 7.875%, 10/01/29	74
911	Jagged Peak Energy LLC, Senior Notes, 5.875%, 05/01/26	906
1,460	Magnolia Oil and Gas Operating LLC, Senior Notes, 6%, 08/01/26 (g)	1,424
1,865	Matador Resources Company, Senior Notes, 5.875%, 09/15/26	1,557
220	Nabors Industries Ltd., Senior Notes, 7.25%, 01/15/26 (g)	109
395	Nabors Industries Ltd., Senior Notes, 7.50%, 01/15/28 (g)	190
1,410	NGL Energy Partners L.P., Senior Notes, 7.50%, 11/01/23	939
1,230	NGL Energy Partners L.P., Senior Notes, 7.50%, 04/15/26	750
345	Nustar Logistics, L.P., Senior Notes, 6%, 06/01/26	355
305	Occidental Petroleum Corporation, Senior Notes, 5.875%, 09/01/25	279
290	Occidental Petroleum Corporation, Senior Notes, 6.375%, 09/01/28	268
100	Occidental Petroleum Corporation, Senior Notes, 6.45%, 09/15/36	85
35	Occidental Petroleum Corporation, Senior Notes, 6.95%, 07/01/24	34
790	Occidental Petroleum Corporation, Senior Notes, 7.95%, 06/15/39	740
470	Occidental Petroleum Corporation, Senior Notes, 8%, 07/15/25	470
625	Occidental Petroleum Corporation, Senior Notes, 8.50%,07/15/27	630
1,190	Occidental Petroleum Corporation, Senior Notes, 8.875%,07/15/30	1,220
630	Petrobras Global Finance, Senior Notes, 7.375%,01/17/27	743
605	Range Resources, Corporation, Senior Notes, 9.25%, 02/01/26 (g)	622

3,020	Seven Generations Energy Ltd., Senior Notes, 5.375%, 09/30/25 (g)	2,869
200	Summit Midstream Partners, LP, Senior Notes, 9.50%, (a)(h)	22
560	Tallgrass Energy Partners, L.P., Senior Notes, 5.50%, 09/15/24 (g)	526
345	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 03/01/27 (g)	317
370	Tallgrass Energy Partners, L.P., Senior Notes, 7.50%, 10/01/25 (g)	370
295	Targa Resources Partners, L.P., Senior Notes, 6.50%,07/15/27	308
435	Targa Resources Partners, L.P., Senior Notes, 6.875%,01/15/29	467
450	USA Compression Partners, L.P., Senior Notes, 6.875%,04/01/26	444
390	USA Compression Partners, L.P., Senior Notes, 6.875%,09/01/27	385
		28,065
Entertainment & Leisure - 2.50%
215	Cedar Fair, L. P., Senior Notes, 5.25%, 07/15/29	206
650	Cedar Fair, L. P., Senior Notes, 5.375%, 04/15/27	644
1,080	Cedar Fair, L. P., Senior Notes, 5.50%, 05/01/25 (g)	1,104
440	Live Nation Entertainment Inc., Senior Notes, 4.75%, 10/15/27 (g)	411
540	Royal Caribbean Cruises, Ltd., Senior Notes, 11.50%, 06/01/25 (g)	626
365	SeaWorld Parks & Entertainment, Inc.,Senior Notes, 9.50%, 08/01/25 (g)	377
1,675	Six Flags Theme Parks, Inc., Senior Notes, 7%, 07/01/25 (g)	1,780
300	Vail Resorts, Inc., Senior Notes, 6.25%, 05/15/25 (g)	317
		5,465
Financial - 8.28%
695	Acrisure, LLC, Senior Notes, 7%, 11/15/25 (g)	681
890	Acrisure, LLC, Senior Notes, 8.125%, 02/15/24 (g)	928
390	Acrisure, LLC, Senior Notes, 10.125%, 08/01/26 (g)	431
325	Alliant Holdings, Senior Notes, 6.75%, 10/15/27 (g)	340
838	AmWins Group, Inc., Senior Notes, 7.75%, 07/01/26 (g)	897
735	Avolon Holdings Funding Limited, Senior Notes, 5.125%, 10/01/23 (g)	737
825	Banco Do Brasil S.A. (Cayman), 9% (h)	891
330	Cabot Financial (Luxembourg) S.A., Senior Notes, 7.50%, 10/01/23 (GBP)	429
300	Cabot Financial (Luxembourg) S.A., Senior Notes, 7.50%, 10/01/23 (g)(GBP)	390
235	Cargo Aircraft Management, Inc., Senior Notes,4.75%, 02/01/28 (g)	237

325	CIT Group, Inc., Senior Notes,5.25%, 03/07/25	342
295	CIT Group, Inc., Subordinate Notes, 6.125%,03/09/28	336
505	Genworth Mortgage Holdings, Senior Notes, 6.50%, 08/15/25 (g)	529
585	GTCR AP Finance, Inc., Senior Notes, 8%, 05/15/27 (g)	620
1,090	Hub Holdings LLC, Senior Notes, 7%, 05/01/26 (g)	1,129
1,010	Icahn Enterprises, L.P., Senior Notes, 6.25%,05/15/26	1,053
980	Itau Unibankco Holding S.A., Senior Notes, 6.125%, (g)(h)	946
930	LPL Holdings, Inc., Senior Notes, 5.75%, 09/15/25 (g)	958
210	MGIC Investment Corporation, Senior Notes, 5.25%,08/15/28	217
500	Navient Corporation, Senior Notes, 5%,03/15/27	469
1,115	Navient Corporation, Senior Notes, 6.125%,03/25/24	1,126
550	Navient Corporation, Senior Notes, 6.75%,06/25/25	557
215	Navient Corporation, Senior Notes, 6.75%,06/15/26	214
725	Navient Corporation, Senior Notes, 7.25%,09/25/23	750
40	Navient Corporation, Senior Notes, 7.25%,01/25/22	41
300	OneMain Finance Corporation, Senior Notes, 6.125%,03/15/24	314
390	OneMain Finance Corporation, Senior Notes, 6.625%,01/15/28	432
810	OneMain Finance Corporation, Senior Notes, 6.875%,03/15/25	897
300	OneMain Finance Corporation, Senior Notes, 7.125%,03/15/26	335
275	OneMain Finance Corporation, Senior Notes, 8.875%,06/01/25	304
300	PennyMac Financial Services, Inc., Senior Notes, 5.375%, 10/15/25 (g)	305
250	Quicken Loans, Inc., Senior Notes, 5.25%, 01/15/28 (g)	263
		18,098
Food/Tobacco - 3.00%
1,425	B&G Foods, Inc., Senior Notes, 5.25%, 04/01/25	1,462
270	B&G Foods, Inc., Senior Notes, 5.25%, 09/15/27	281
1,130	Chobani LLC., Senior Notes, 7.50%, 04/15/25 (g)	1,172
770	Cosan Luxembourg S.A., Senior Notes, 7%, 01/20/27 (g)	813
245	Darling Ingredients, Inc., Senior Notes, 5.25%, 04/15/27 (g)	257
520	FAGE International S.A., Senior Notes, 5.625%, 08/15/26 (g)	499
230	Kraft Foods Group, Senior Notes, 6.875%,01/26/39	307
485	Post Holdings, Inc., Senior Notes, 5.625%, 01/15/28 (g)	513
330	Post Holdings, Inc., Senior Notes, 5.75%, 03/01/27 (g)	347
900	Sigma Holdco., B.V., Senior Notes, 7.875%, 05/15/26 (g)	915
		6,566

Gaming - 6.90%
580	Boyd Gaming Corporation, Senior Notes, 6%, 08/15/26	600
195	Boyd Gaming Corporation, Senior Notes, 8.625%, 06/01/25 (g)	214
220	Caesar's Resorts, Senior Notes, 8.125%, 07/01/27 (g)	232
983	Caesar's Resorts, Senior Notes, 5.25%, 10/15/25 (g)	946
375	Caesar's Resorts, Senior Notes, 5.75%, 07/01/25 (g)	386
275	Cirsa Finance International, S.A.R.L., Senior Notes, 6.25%, 12/20/23 (g)(EUR)	292
1,152	Cirsa Finance International, S.A.R.L., Senior Notes, 7.875%, 12/20/23 (g)	1,066
375	International Game Technology Plc, Senior Notes, 5.25%, 01/15/29 (g)	379
295	International Game Technology Plc, Senior Notes, 6.25%, 02/15/22 (g)	301
1,165	International Game Technology Plc, Senior Notes, 6.25%, 01/15/27 (g)	1,248
520	Melco Resorts Finance, Senior Notes, 5.375%, 12/04/29 (g)	517
315	MGM China Holdings, Limited, Senior Notes, 5.375%, 05/15/24 (g)	323
315	MGM China Holdings, Limited, Senior Notes, 5.875%, 05/15/26 (g)	324
435	MGM Growth Prop. Operating Partnership L.P., Senior Notes, 5.75%,02/01/27	468
605	MGM Resorts International, Senior Notes, 6%,03/15/23	634
230	Scientific Games International Inc., Senior Notes, 7%, 05/15/28 (g)	230
325	Scientific Games International Inc., Senior Notes, 7.25%, 11/15/29 (g)	330
1,240	Scientific Games International Inc., Senior Notes, 8.25%, 03/15/26 (g)	1,293
335	Scientific Games International Inc., Senior Notes, 8.625%, 07/01/25 (g)	350
1,235	Stars Group Holdings B.V., Senior Notes, 7%, 07/15/26 (g)	1,306
230	VICI Properties, Senior Notes, 4.125%,08/15/30(g)	226
390	VICI Properties, Senior Notes, 4.625%, 12/01/29 (g)	398
1,390	Wynn Las Vegas, LLC, Senior Notes, 5.25%, 05/15/27 (g)	1,303
585	Wynn Macau Ltd., Senior Notes, 5.50%, 10/01/27 (g)	570
450	Wynn Macau Ltd., Senior Notes, 5.50%, 01/15/26 (g)	442
700	Wynn Macau Ltd., Senior Notes, 5.625%, 08/26/28 (g)	690
		15,068

Healthcare - 9.06%
255	Acadia Healthcare Company, Inc., Senior Notes,5%, 04/15/29 (g)	257
770	Avantor Inc., Senior Notes, 6%, 10/01/24 (g)	805
870	Avantor Funding, Inc., Senior Notes, 4.625%, 07/15/28 (g)	903
30	Bausch Health Companies, Inc., Senior Notes, 7%, 01/15/28 (g)	32
1,535	Bausch Health Companies, Inc., Senior Notes, 7%, 03/15/24 (g)	1,589
1,970	Bausch Health Companies, Inc., Senior Notes, 8.50%, 01/31/27 (g)	2,162
1,060	Bausch Health Companies, Inc., Senior Notes, 9%, 12/15/25 (g)	1,153
1,600	Bausch Health Companies, Inc., Senior Notes, 9.25%, 04/01/26 (g)	1,760
775	Centene Corporation, Senior Notes, 4.625%,12/15/29	835
655	Change Healthcare Holdings LLC, Senior Notes, 5.75%, 03/01/25 (g)	660
355	DaVita Healthcare Partners, Inc., Senior Notes, 3.75%, 02/15/31 (g)	342
230	HCA, Incorporated, Senior Notes, 5.625%,09/01/28	263
575	HCA, Incorporated, Senior Notes, 5.875%,02/15/26	644
450	HCA, Incorporated, Senior Notes, 5.875%,02/01/29	524
405	Lifepoint Health Inc., Senior Notes, 6.75%, 04/15/25 (g)	426
450	MPT Operating Partnership, L.P., Senior Notes, 6.375%,03/01/24	461
55	Ortho-Clinical Diagnostics S.A., Senior Notes, 7.25%, 02/01/28 (g)	57
141	Ortho-Clinical Diagnostics S.A., Senior Notes, 7.375%, 06/01/25 (g)	144
105	Radiology Partners, Inc., Senior Notes, 9.25%, 02/01/28 (g)	109
1,135	Regional Care Hospital Partners Holdings, Inc., Senior Notes, 9.75%, 12/01/26 (g)	1,203
435	Select Medical Corporation, Senior Notes, 6.25%, 08/15/26 (g)	452
400	Synlab Bondco PLC, Senior Notes, 8.25%, 07/01/23 (EUR)	479
165	Teleflex, Inc., Senior Notes, 4.25%, 06/01/28 (g)	171
335	Tenet Healthcare Corporation, Senior Notes, 6.875%,11/15/31	325
810	Tenet Healthcare Corporation, Senior Notes, 7.50%, 04/01/25 (g)	875
1,250	Tenet Healthcare Corporation, Senior Notes, 6.125%, 10/01/28 (g)	1,216
24	Teva Pharma Finance Netherlands III BV, Senior Notes, 6.15%,02/01/36	24
575	Teva Pharma Finance Netherlands III BV, Senior Notes, 2.80%,07/21/23	549
360	Teva Pharma Finance Netherlands III BV, Senior Notes, 6%,04/15/24	368
970	Teva Pharma Finance Netherlands III BV, Senior Notes, 7.125%, 01/31/25	1,019
		19,807

Information Technology - 5.46%
180	ANGI Group , LLC, Senior Notes, 3.875%, 08/15/28 (g)	178
255	Banff Merger Sub, Inc., Senior Notes, 9.75%, 09/01/26 (g)	270
135	Boxer Parent Company, Inc., Senior Notes, 6.50%, 10/02/25 (g) (EUR)	163
150	Boxer Parent Company, Inc., Senior Notes, 7.125%, 10/02/25 (g)	160
260	Boxer Parent Company, Inc., Senior Notes, 9.125%, 03/01/26 (g)	276
435	Commscope, Inc., Senior Notes, 7.125%, 07/01/28 (g)	446
275	Commscope, Inc., Senior Notes, 8.25%, 03/01/27 (g)	286
40	EIG Investors Corporation, Senior Notes, 10.875%, 02/01/24	41
145	Expedia Group, Inc., Senior Notes, 4.625%, 08/01/27 (g)	152
495	Expedia Group, Inc., Senior Notes, 6.25%, 05/01/25 (g)	545
410	Expedia Group, Inc., Senior Notes, 7%, 05/01/25 (g)	442
305	Logan Merger Sub, Inc., Senior Notes, 5.50%, 09/01/27 (g)	309
2,190	Refinitiv US Holdings, Inc., Senior Notes, 8.25%, 11/15/26 (g)	2,401
2,945	Solera, LLC, Senior Notes, 10.50%, 03/01/24 (g)	3,070
750	SS&C Technologies, Inc., Senior Notes, 5.50%, 09/30/27 (g)	795
1,755	Uber Technologies, Inc., Senior Notes, 7.50%, 09/15/27 (g)	1,867
215	Veritas Bermuda Ltd., Senior Notes, 7.50%, 09/01/25 (g)	222
320	Veritas Bermuda Ltd., Senior Notes, 10.50%, 02/01/24 (g)	301
		11,924
Lodging - 1.66%
150	Hilton Domestic Operating Company, Inc.,Senior Notes, 5.375%, 05/01/25 (g)	155
170	Hilton Domestic Operating Company, Inc.,Senior Notes, 5.75%, 05/01/28 (g)	179
125	Hilton Worldwide Finance, LLC, Senior Notes, 4.875%, 04/01/27	128
255	Marriott International, Inc., Senior Notes, 5.75%, 05/01/25	284
420	Marriott Ownership Resorts, Inc., Senior Notes, 6.125%, 09/15/25 (g)	438
825	Marriott Ownership Resorts, Inc., Senior Notes, 6.50%, 09/15/26	842
280	Park Intermediate Holdings, LLC, Senior Notes, 7.50%, 06/01/25 (g)	298

300	Park Intermediate Holdings, LLC, Senior Notes, 5.875%, 10/01/28 (g)	299
500	RHP Hotel Properties, LP, Senior Notes, 5%, 04/15/23	488
550	Ryman Hospitality Group, Senior Notes, 4.75%, 10/15/27	506
		3,617
Manufacturing - 1.04%
260	Colfax Corporation, Senior Notes, 6%, 02/15/24 (g)	270
290	Colfax Corporation, Senior Notes, 6.375%, 02/15/26 (g)	309
15	Hillenbrand Inc., Senior Notes,4.50%, 09/15/26	16
95	Hillenbrand Inc., Senior Notes, 5.75%, 06/15/25	102
1,055	Sensata Technologies UK Financing Company plc, Senior Notes,6.25%, 02/15/26 (g)	1,099
260	Sensata Technologies, Inc., Senior 3.75%, 02/15/31 (g)	257
218	Wellbilt, Inc., Senior Notes, 9.50%, 02/15/24	223
		2,276
Metals & Mining - 6.67%
745	Alcoa Nederland Holding B.V., Senior Notes, 5.50%, 12/15/27 (g)	775
200	Alcoa Nederland Holding B.V., Senior Notes, 6.75%, 09/30/24 (g)	206
600	Alcoa Nederland Holding B.V., Senior Notes, 7%, 09/30/26 (g)	620
5	Arcelor Mittal, Senior Notes, 7%, 03/01/41	6
280	Arconic Corporation, Senior Notes, 6%, 05/15/25 (g)	298
780	Arconic Corporation, Senior Notes, 6.125%, 02/15/28 (g)	800
885	Big River Steel, LLC, Senior Notes, 7.25%, 09/01/25 (g)	894
350	Cleveland-Cliffs, Inc., Senior Notes, 9.875%, 10/17/25 (g)	391
1,000	Constellium N.V., Senior Notes, 5.75%, 05/15/24 (g)	1,016
1,795	Constellium N.V., Senior Notes, 6.625%, 03/01/25 (g)	1,831
610	FMG Resources Pty. Ltd., Senior Notes, 5.125%, 05/15/24 (g)	647
505	FMG Resources Pty. Ltd., Senior Notes, 5.125%, 03/15/23 (g)	526
310	Freeport McMoran, Inc., Senior Notes, 5%, 09/01/27	324
320	Freeport McMoran, Inc., Senior Notes, 5.25%, 09/01/29	342
1,182	Freeport McMoran, Inc., Senior Notes, 5.40%, 11/14/34	1,312
330	Freeport McMoran, Inc., Senior Notes, 5.45%, 03/15/43	366
970	Hecla Mining Company, Senior Notes, 7.25%, 02/15/28	1,051

545	HudBay Minerals, Inc., Senior Notes, 6.125%, 004/01/29 (g)	537
860	HudBay Minerals, Inc., Senior Notes, 7.625%, 01/15/25 (g)	875
300	New Gold Inc., Senior Notes, 7.50%, 07/15/27 (g)	320
745	Novelis Corporation, Senior Notes, 4.75%, 01/30/30 (g)	728
675	Ryerson Inc., Senior Secured Notes, 11%, 05/15/22 (g)	710
		14,575
Other Telecommunications - .57%
280	Consolidated Communications, Inc., Senior Notes, 6.50%, 10/01/28 (g)	285
650	Level 3 Financing, Inc., Senior Notes, 4.625%, 09/15/27 (g)	666
275	Level 3 Financing, Inc., Senior Notes, 5.375%, 05/01/25	284
		1,235
Restaurants - 1.05%
165	1011778 B.C. Unlimited Liability Company, Senior Notes, 5.75%, 04/15/25 (g)	175
723	YUM Brands, Inc., Senior Notes, 5.35%, 11/01/43	770
760	YUM Brands, Inc., Senior Notes, 6.875%, 11/15/37	908
395	YUM Brands, Inc., Senior Notes, 7.75%, 04/01/25 (g)	436
		2,289
Retail - 1.15%
445	Carvana Company, Senior Notes, 5.875%, 10/01/28 (g)	439
445	L Brands, Inc., Senior Notes, 6.625%, 10/01/30 (g)	453
55	L Brands, Inc., Senior Notes, 6.875%, 07/01/25 (g)	59
65	L Brands, Inc., Senior Notes, 6.694%, 01/15/27	65
350	L Brands, Inc., Senior Notes, 7.50%, 06/15/29	368
480	L Brands, Inc., Senior Notes, 9.375%, 07/01/25 (g)	551
580	Petsmart, Inc., Senior Notes, 7.125%, 03/15/23 (g)	585
		2,520
Satellites - 3.29%
815	Connect Finco Sarl, Senior Notes, 6.75%, 10/01/26 (g)	816
1,750	Hughes Satellite Systems, Inc., Senior Notes, 6.625%, 08/01/26	1,894
3,090	Intelsat Jackson Holdings Ltd., Senior Notes, 9.50%, 09/30/22 (b)(g)	3,368
640	Telesat Canada, Senior Notes, 6.50%, 10/15/27 (g)	645
450	Viasat, Inc., Senior Notes, 5.625%, 04/15/27 (g)	464
		7,187

Services - 8.82%
610	Allied Universal Holdco, LLC, Senior Secured Notes, 9.75%, 07/15/27 (g)	662
730	Ascend Learning, LLC, Senior Notes, 6.875%, 08/01/25 (g)	748
260	Avis Budget Car Rental LLC, Senior Notes, 5.75%, 07/15/27 (g)	234
205	Avis Budget Car Rental LLC, Senior Notes, 5.75%, 07/15/27 (g)	185
560	Black Knight, Inc., Senior Notes, 3.625%, 09/01/28 (g)	560
185	CDW LLC, Senior Notes, 4.125%, 05/01/25	190
590	CDW LLC, Senior Notes, 4.25%, 04/01/28	609
640	EG Global Finance plc, Senior Notes, 6.75%, 02/07/25 (g)	654
660	EG Global Finance plc, Senior Notes, 8.50%, 10/30/25 (g)	689
790	Fair Isaac Corporation, Senior Notes, 5.25%, 05/15/26 (g)	874
368	GFL Enironmental, Inc., Senior Notes, 7%, 06/01/26 (g)	388
533	GFL Enironmental, Inc., Senior Notes, 8.50%, 05/01/27 (g)	578
800	HD Supply, Senior Notes, 5.375%, 10/15/26 (g)	837
1,440	H&E Equipment Services, Senior Notes, 5.625%, 09/01/25	1,501
1,470	Laureate Education, Inc., Senior Notes, 8.25%, 05/01/25 (g)	1,560
140	MSCI, Inc., Senior Notes, 3.625%, 09/01/30 (g)	144
515	MSCI, Inc., Senior Notes, 4%, 11/15/29 (g)	541
515	Performance Food Group, Inc., Senior Notes, 5.50%, 10/15/27 (g)	530
260	Picasso Finance , Senior Notes, 6.125%, 06/15/25 (g)	280
140	Presidio Holding, Inc., Senior Notes, 4.875%, 02/01/27 (g)	142
440	Presidio Holding, Inc., Senior Notes, 8.25%, 02/01/28 (g)	459
170	Prime Security Services Borrower, LLC, Senior Notes, 3.375%, 08/31/27 (g)	163
660	Prime Security Services Borrower, LLC, Senior Notes, 5.25%, 04/15/24 (g)	689
280	Prime Security Services Borrower, LLC, Senior Notes, 5.75%, 04/15/26 (g)	299
495	Prime Security Services Borrower, LLC, Senior Notes, 6.25%, 01/15/28 (g)	505
225	Sabre GLBL, Inc., Senior Notes, 9.25%, 04/15/25 (g)	248
300	Sabre GLBL, Inc., Senior Notes, 7.375%, 09/01/25 (g)	299
95	Servicemaster Company, Senior Notes, 5.125%, 11/15/24 (g)	97

470	Staples, Inc., Senior Notes 7.50%, 04/15/26 (g)	435
360	Staples, Inc., Senior Notes 10.75%, 04/15/27 (g)	288
575	United Rentals (North America), Inc., Senior Notes, 6.50%, 12/15/26	584
1,460	Vertical U.S. Newco, Inc., Senior Notes, 5.25%, 07/15/27 (g)	1517
1,460	Vertical Holdco GmbH, Senior Notes, 7.625%, 07/15/28 (g)	1,537
240	Williams Scotsman International, Inc, Senio4 Notes, 4.625%, 08/15/28 (g)	240
		19,266
Supermarkets - 2.13%
1,050	Albertsons Companies, LLC, Senior Notes, 3.50%, 03/15/29 (g)	1,017
540	Albertsons Companies, LLC, Senior Notes, 4.875%, 02/15/30 (g)	564
545	Albertsons Companies, LLC, Senior Notes, 5.875%, 02/15/28 (g)	582
370	Albertsons Companies, LLC, Senior Notes, 7.45%, 08/01/29	418
895	Albertsons Companies, LLC, Senior Notes, 7.50%, 03/15/26 (g)	982
220	Albertsons Companies, LLC, Senior Notes, 8%, 05/01/31	255
680	Iceland Bondco, Plc, Senior Notes, 4.625%, 03/15/25 (GBP)	827
		4,645
Transportation - .30%
640	Watco Companies, LLC, Senior Notes, 6.50%, 06/15/27 (g)	651

Utilities - 7.56%
1,200	AES Corporation, Senior Notes, 6%, 05/15/26	1,257
795	Calpine Corporation, Senior Notes, 5.125%, 03/15/28 (g)	821
723	Clearway Energy Operating LLC, Senior Notes, 5.75%, 10/15/25	759
1,695	General Electric Company, Senior Notes, 5% (h)	1,347
815	NextEra Energy Operating Partners, L.P., Senior Notes, 4.25%, 09/15/24 (g)	850
570	NextEra Energy Operating Partners, L.P., Senior Notes, 4.25%, 07/15/24 (g)	594
670	NextEra Energy Operating Partners, L.P., Senior Notes, 4.50%, 09/15/27 (g)	717
620	NiSource, Incorporated, Senior Notes, 5.65%, (h)	611
340	NRG Energy, Inc., Senior Notes, 5.25%, 06/15/29 (g)	369
1,750	NRG Energy, Inc., Senior Notes, 5.75%, 01/15/28	1,888
540	NRG Energy, Inc., Senior Notes, 6.625%, 01/15/27	570
795	NRG Energy, Inc., Senior Notes, 7.25%, 05/15/26	846

575	Pacific Gas and Electric, Senior Notes, 4.75%,02/15/44	589
630	Pacific Gas and Electric, Senior Notes, 4.95%,07/01/50	674
135	Pattern Energy Operations L.P., Senior Notes, 4.50%, 08/15/28 (g)	140
435	PG&E Corporation, Senior Notes, 5%,07/01/28	422
490	PG&E Corporation, Senior Notes, 5.25%,07/01/30	473
420	Pike Corporation, Senior Notes, 5.50%, 09/01/38 (g)	421
1,795	TerraForm Global Operating, LLC, Senior Notes 6.125%, 03/01/26 (g)	1,822
490	Vistra Operations Company, LLC, Senior Notes, 5%, 07/31/27 (g)	513
800	Vistra Operations Company, LLC, Senior Notes, 5.50%, 09/01/26 (g)	834
		16,517
Wireless Communications - 2.26%
725	Sprint Capital Corporation, Senior Notes, 6.875%,11/15/28	903
2,194	Sprint Corporation, Senior Notes, 7.125%,06/15/24	2,515
1,455	T-Mobile, USA, Inc., Senior Notes, 6.50%,01/15/26	1,515
		4,933
	Total Corporate Debt Securities (Total cost of $259,678)	264,202

CONVERTIBLE DEBT SECURITIES - .14% (d)(f)
Energy - .14%
412	Cheniere Energy, Inc., Senior Notes, 4.25%,03/15/45	295

	Total Convertible Debt Securities (Total cost of $283)	295

BANK DEBT SECURITIES - 8.38% (d)(f)
Airlines - .21%
460	Delta Airlines Inc., 4.75%, 10/20/27	463

Automotive - .16%
351	Panther BF Aggregator 2 LP, 3.647%, 04/30/26	342

Consumer Products - .12%
267	ABG Intermediate Holdings 2, LLC, 4.50%, 09/27/24	261

Energy - .68%
921	BCP Raptor, LLC, 5.25%, 06/24/24	718
345	Prairie ECI Acquiror, LP, 4.897%, 03/11/26	310
464	Stonepeak Lonestar, 4.773%, 10/19/26	456
		1,484
Gaming - .27%
632	Scientific Games International, Inc., 3.612%, 08/14/24	594

Healthcare - .46%
553	Regional Care Hospital Partners, 3.897%, 11/17/25	536
470	Wink Holdco, Inc., 7.75%, 12/01/25	470
		1,006
Informaiton Technology - .08%
165	Epcor Software Corporation, 8.75%, 07/31/28	169

Manufacturing - .33%
767	Apex Tool Group, LLC, 6.50%, 08/01/24	725

Satellites - 1.81%
140	Intelsat Jackson Holdings, S.A., 8.625%, 01/02/24 (b)	141
1,615	Intelsat Jackson Holdings, S.A., 8.00%, 11/27/23 (b)	1,621
845	Intelsat Jackson Holdings, S.A., DIP, 6.50%, 07/13/22 (b)	858
1,348	Iridium Satellite LLC, 4.75%, 11/04/26	1,344
		3,964
Services - 2.01%
320	Renaissance Holding Corp., 7.147%, 05/29/26	305
2,100	Ultimate Software Group, Inc., 7.50%, 05/03/27	2,135
1,555	Ultimate Software Group, Inc., 4.75, 05/03/26	1,549
405	Weight Watchers, 5.50%, 11/29/24	403
		4,392
Wireless Communications - 2.25%
4,913	Asurion LLC, 6.647%, 08/04/25	4,914

	Total Bank Debt Securities (Total cost of $18,348)	18,314

Shares
PREFERRED STOCK - 4.01% (d)(f)
Energy - 1.73%
3,750	Targa Resources Corp., Series A, Convertible, 9.50%, Acquisition Date 10/26/17, Cost $4,133(i)	3,770

Healthcare - .74%
22,270	Avantor, Inc., Series A, Convertible, 6.25%,	1,620

Manufacturing - .41%
694	Danaher Corporation, Convertible, 4.75%	887

Utilities - 1.13%
21,950	American Electric Power, Convertible, Units, 6.125%	1,065
7,682	American Electric Power, Convertible, Units 6.125%	376
22,232	NextEra Energy, Inc., Convertible, 5.279%	1,038
		2,479
	Total Preferred Stock (Total cost of $8,509)	8,756

COMMON STOCK - .00% (d)(f)
712	iHeart Communications (c)	6

	Total Common Stock (Total cost of $11)	6

WARRANTS - .02% (d)(f)
5,347	iHeart Communications (c)	39

	Total Warrants
	(Total cost of $84)	39

	TOTAL INVESTMENTS - 133.47% (d)
	(Total cost of $286,913)	291,612
	CASH AND OTHER ASSETS
	LESS LIABILITIES - (33.47)% (d)	(73,120)
	NET ASSETS - 100.00%	$218,492

(a) Denotes income is not being accrued.

(b) Denotes issuer is in bankruptcy proceedings.

(c) Non-income producing.

(d) Percentages indicated are based on total net assets to common shareholders of $218,492.

(e) Not rated.

(f) All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with The Bank of Nova Scotia.

(g) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $177,939 as of September 30, 2020.

(h) Perpetual security with no stated maturity date.

(i) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 (restricted security). Total market value of restricted securities (excluding Rule 144A securities) amounted to $3,770 or 1.73% of total net assets as of September 30, 2020.

(j) Pay-In-Kind

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Unaudited) (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2020 the Fund had forward currency exchange contracts outstanding as follows:

						Unrealized
	Settlement	Receive				Appreciation
Counterparty	Date	(Deliver)		Asset	Liability	(Depreciation)
State Street Bank	10/30/20	GBP	(1,270)	1,618	1,639	(21)

Citibank	10/30/20	EUR	(1,440)	1,677	1,690	(13)

UBS	10/30/20	EUR	(94)	111	111	-

Net unrealized loss on open forward currency exchange contracts						$(34)

The New America High Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2020 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification topic 946 “financial services investment companies”.

Valuation of Investments—Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Following procedures approved by the Board of Directors, investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Other investments, for which market quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.

Foreign Currency Forward Exchange Contracts—The Fund may enter into foreign currency forward exchange contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 “Fair Value Measurements and Disclosures”. This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major asset and liability categories is as follows.

Debt securities (corporate, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Investments
Debt Securities*	$—	$282,811	—	$282,811
Preferred Stock
Energy	—	3770	—	3770
Healthcare	1620	—	—	1620
Manufacturing	887	—	—	887
Utilities	2479	—	—	2479
Common Stock
Broadcasting	6	—	—	6
Warrants
Broadcasting	—	39	—	39
Total Investments	$4992	$286,620	$—	$291,612

	Level 1	Level 2	Level 3	Total Value
	Quoted Prices (000’s)	Significant Observable Inputs (000’s)	Significant Unobservable Inputs (000’s)	(000’s)
Forward Currency Exchange Contracts	$—	$(34)	$—	$(34)

*  Debt Securities — Type of debt and industries are shown on the Schedule of Investments.

The Fund owned no Level 3 securities at September 30, 2020.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Value (000’s)
Balance, December 31, 2019	$1383
Net purchases/(sales)	(1390)
Realized gain	10
Change in unrealized appreciation (depreciation)	(3)
Balance, September 30, 2020	$0

Level 1 and Level 2 assets are evaluated on a quarterly basis for changes in listings or delistings on national exchanges.

Transfers between levels are recognized at the value at the end of the reporting period. During the nine months ended September 30, 2020, the Fund recognized no transfers between Levels 1 and 2.